Related Parties-Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Schedule of Transactions with Related Parties

	Year ended December 31
	2019	2018	2017
	U.S. dollars in thousands

Key management compensation:
Labor cost and related expenses	$2,253	$2,267	$2,202
Share-based payments	1,291	1,866	2,075
Other	352	427	406

	$3,896	$4,560	$4,683

Schedule of Balances with Related Parties

	December 31
	2019	2018
	U.S. dollars in Thousands
Key management-
Payables and accrued expenses - for salary and related expenses	$511	$484

Severance pay obligations	$103	$76

Provision for vacation	$102	$116